Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share
—
Note 20
Earnings per share
Basic earnings per share is calculated by dividing income by the weighted
‑
average number of shares
outstanding during the year.

Diluted earnings per share is calculated by dividing income

by the
weighted
‑
average number of shares outstanding during the year,

assuming that all potentially dilutive
securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options
and outstanding options and shares granted subject to certain conditions under the Company’s share
‑
based
payment arrangements. In 2020 and 2019, outstanding

securities representing a maximum of
79

million and
93

million shares, respectively,

were excluded from the calculation of diluted earnings

per share as their
inclusion would have been antidilutive. None

were excluded in 2021.
Basic earnings per share:
($ in millions, except per share data in $)

2021

2020

2019

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

4,625 294 1,043
Income (loss) from discontinued operations, net of tax

(79) 4,852 396
Net income

4,546 5,146 1,439
Weighted-average number of shares outstanding (in millions) 2,001 2,111 2,133
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax

2.31 0.14 0.49
Income (loss) from discontinued operations, net of tax

(0.04) 2.30 0.19
Net income

2.27 2.44 0.67
Diluted earnings per share:
($ in millions, except per share data in $)

2021

2020

2019

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

4,625 294 1,043
Income (loss) from discontinued operations, net of tax

(79) 4,852 396
Net income

4,546 5,146 1,439
Weighted-average number of shares outstanding (in millions)

2,001 2,111 2,133
Effect of dilutive securities:
Call options and shares

18 8 2
Adjusted weighted-average number of shares outstanding (in millions) 2,019 2,119 2,135
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax

2.29 0.14 0.49
Income (loss) from discontinued operations, net of tax

(0.04) 2.29 0.19
Net income

2.25 2.43 0.67